Financial Review (Tables)	9 Months Ended
Sep. 30, 2021
Text Block [Abstract]
Disclosure of Results of Operations of PEMEX

	Nine months ended September 30,
	2020	2021 (1)

	(millions of pesos or U.S. Dollars)
Net sales:
Domestic	Ps. 377,063	Ps. 533,851	U.S.$	26,290
Export	324,231	512,370		25,232
Services income	3,541	3,478		171

Total of sales	704,835	1,049,699		51,693
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	16,111	38,242		1,883
Cost of sales	585,244	732,291		36,063

Gross income	135,702	355,650		17,513
General expenses	117,631	114,881		5,657
Other revenues	7,823	12,349		608
Other expenses	(767)	(3,569)		(176)

Operating income	25,127	249,549		12,288
Financing income	9,521	20,084		989
Financing (cost)	(130,197)	(110,412)		(5,437)
Derivative financial instruments income (cost), net	2,003	(21,632)		(1,065)
Foreign exchange (loss), net	(383,467)	(23,408)		(1,153)
(Loss) sharing in joint ventures and associates	(2,215)	(3,167)		(156)

Income (loss) before duties, taxes and other	(479,228)	111,014		5,466
Total duties, taxes and other	125,947	211,252		10,403

Net (loss)	(605,175)	(100,238)		(4,937)
Other comprehensive results for the period	22,300	246,448		12,137

Comprehensive income (loss)	Ps. (582,875)	Ps. 146,210	U.S.$	7,200

Note:	Numbers may not total due to rounding.
(1)
Convenience translations into U.S. dollars of amounts in pesos have been made at the established exchange rate of Ps. 20.3060 = U.S. 1.00 at September 30, 2021. Such translations should not be construed as a representation that the peso amounts have been or could be converted into U.S. dollars at the foregoing or any other rate.

Source: PEMEX’s unaudited condensed consolidated interim financial information.